Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Micro Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.41%1,[2]
[1],[2]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1],[2]
Net Assets	$ 7,469,134,287
Holdings Count | $ / shares	1,757
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,469,134,287
Number of Holdings	1,757
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Argan, Inc.	1.1%
TTM Technologies, Inc.	0.7%
Plexus Corp.	0.6%
Powell Industries, Inc.	0.6%
First BanCorp	0.4%
Enova International, Inc.	0.4%
Covista, Inc.	0.4%
Viavi Solutions, Inc.	0.4%
AAR Corp.	0.4%
Enpro, Inc.	0.4%

Sector Allocation (% of Total Investments) †
Financials	22.4%
Industrials	17.9%
Information Technology	12.8%
Consumer Discretionary	12.4%
Health Care	11.9%
Energy	7.3%
Materials	5.2%
Consumer Staples	3.6%
Communication Services	2.9%
Utilities	2.4%
Real Estate	1.2%
[3]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
ETF
Shareholder Report [Line Items]
Fund Name	U.S. Micro Cap Portfolio
Class Name	ETF
Trading Symbol	DFMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of March 19, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$5[1]	0.41%2,[3]
[4],[5],[6]
Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.41%	[5],[6]
Net Assets	$ 7,469,134,287
Holdings Count | $ / shares	1,757
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,469,134,287
Number of Holdings	1,757
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Argan, Inc.	1.1%
TTM Technologies, Inc.	0.7%
Plexus Corp.	0.6%
Powell Industries, Inc.	0.6%
First BanCorp	0.4%
Enova International, Inc.	0.4%
Covista, Inc.	0.4%
Viavi Solutions, Inc.	0.4%
AAR Corp.	0.4%
Enpro, Inc.	0.4%

Sector Allocation (% of Total Investments) †
Financials	22.4%
Industrials	17.9%
Information Technology	12.8%
Consumer Discretionary	12.4%
Health Care	11.9%
Energy	7.3%
Materials	5.2%
Consumer Staples	3.6%
Communication Services	2.9%
Utilities	2.4%
Real Estate	1.2%
[7]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.18%1,[2]
[8],[9]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[8],[9]
Net Assets	$ 6,951,190,448
Holdings Count | $ / shares	131
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$6,951,190,448
Number of Holdings	131
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Welltower, Inc.	7.6%
Prologis, Inc.	7.0%
Equinix, Inc.	5.5%
Simon Property Group, Inc.	4.7%
American Tower Corp.	4.5%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.5%
Public Storage	3.7%
Ventas, Inc.	3.3%
Crown Castle, Inc.	3.0%

Sector Allocation (% of Total Investments) †
Real Estate	100.0%
[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.43%[1]
[11]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[11]
Net Assets	$ 14,214,707,253
Holdings Count | $ / shares	1,896
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$14,214,707,253
Number of Holdings	1,896
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Jyske Bank AS	1.1%
Telecom Italia SpA	1.0%
SBM Offshore NV	1.0%
AL Sydbank	0.9%
Lion Finance Group PLC	0.9%
Bankinter SA	0.9%
Ackermans & van Haaren NV	0.7%
Buzzi SpA	0.6%
Swiss Prime Site AG	0.6%
Aurubis AG	0.6%

Top Countries (% of Total Investments) †
Japan	28.8%
Canada	11.2%
United Kingdom	10.3%
Australia	7.1%
Switzerland	6.1%
Italy	4.9%
France	4.3%
Germany	4.1%
Denmark	3.7%
Spain	3.0%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Enhanced U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Enhanced U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.15%1,[2]
[13],[14]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[13],[14]
Net Assets	$ 215,363,200
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$215,363,200
Number of Holdings	163
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
U.S. Treasury Bills 3.666% due 05/26/26	3.3%
U.S. Treasury Bills 3.685% due 05/14/26	3.1%
New Zealand Local Government Funding Agency Bonds (New Zealand) 2.250% due 05/15/28	3.0%
CDP Financial, Inc. (Canada) 3.700% due 03/08/28	2.8%
New Zealand Government Bonds (New Zealand) 0.250% due 05/15/28	2.7%
U.S. Treasury Notes 3.125% due 08/31/27	2.6%
U.S. Treasury Notes 3.500% due 10/31/27	2.5%
Bank of Montreal (Canada) 3.190% due 03/01/28	2.1%
U.S. Treasury Bills 3.696% due 07/16/26	2.1%
Province of Ontario (Canada) 3.400% due 09/08/28	1.9%

Security Type (% of Total Investments) †
Bonds	75.2%
U.S. Treasury Obligations	14.9%
Commercial Paper	9.9%
[15]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Institutional
Trading Symbol	DFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.34%1,2,[3]
[16],[17],[18]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[16],[17],[18]
Net Assets	$ 7,944,009,883
Holdings Count | $ / shares	2,154
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,944,009,883
Number of Holdings	2,154
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Samsung Electronics Co. Ltd.	5.9%
SK Hynix, Inc.	3.9%
Tencent Holdings Ltd.	2.1%
Delta Electronics, Inc.	0.8%
Alibaba Group Holding Ltd. (9988 HK)	0.8%
Alibaba Group Holding Ltd. (BABA US)	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.8%
China Construction Bank Corp. H	0.7%

Top Countries (% of Total Investments) †
Taiwan	26.7%
China	20.7%
South Korea	19.0%
India	12.9%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.5%
Mexico	1.7%
Malaysia	1.3%
United Arab Emirates	1.3%
[19]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Value Portfolio
Class Name	Institutional
Trading Symbol	DFEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.44%1,2,[3]
[20],[21],[22]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%	[20],[21],[22]
Net Assets	$ 14,008,901,053
Holdings Count | $ / shares	3,575
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$14,008,901,053
Number of Holdings	3,575
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Samsung Electronics Co. Ltd.	4.7%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.3%
China Construction Bank Corp. H	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
ASE Technology Holding Co. Ltd.	1.5%
KB Financial Group, Inc.	1.3%
Hyundai Motor Co.	1.2%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.1%

Top Countries (% of Total Investments) †
China	24.5%
Taiwan	24.0%
South Korea	17.2%
India	13.5%
Brazil	3.3%
South Africa	2.8%
Saudi Arabia	2.5%
Mexico	2.4%
Poland	1.4%
Malaysia	1.4%
[23]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Japanese Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japanese Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.40%1,2,[3]
[24],[25],[26]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[24],[25],[26]
Net Assets	$ 205,701,832
Holdings Count | $ / shares	1,583
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$205,701,832
Number of Holdings	1,583
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Meiko Electronics Co. Ltd.	0.7%
Taiyo Yuden Co. Ltd.	0.6%
SUMCO Corp.	0.5%
Mitsubishi Materials Corp.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
Nikkon Holdings Co. Ltd.	0.5%
GS Yuasa Corp.	0.5%
JGC Holdings Corp.	0.5%
EXEO Group, Inc.	0.5%
Penta-Ocean Construction Co. Ltd.	0.5%

Sector Allocation (% of Total Investments) †
Industrials	30.2%
Consumer Discretionary	15.1%
Information Technology	13.4%
Materials	13.0%
Financials	11.7%
Consumer Staples	7.4%
Health Care	3.3%
Communication Services	2.2%
Utilities	1.4%
Real Estate	1.3%
Energy	1.0%
[27]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	United Kingdom Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the United Kingdom Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.50%1,2,[3]
[28],[29],[30]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[28],[29],[30]
Net Assets	$ 23,267,715
Holdings Count | $ / shares	295
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$23,267,715
Number of Holdings	295
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Lion Finance Group PLC	2.2%
IG Group Holdings PLC	2.0%
Games Workshop Group PLC	2.0%
Beazley PLC	1.9%
Hiscox Ltd.	1.9%
Plus500 Ltd.	1.8%
Babcock International Group PLC	1.6%
Aberdeen Group PLC	1.5%
Balfour Beatty PLC	1.5%
Howden Joinery Group PLC	1.5%

Sector Allocation (% of Total Investments) †
Financials	24.4%
Industrials	22.9%
Consumer Discretionary	20.9%
Materials	9.0%
Communication Services	5.3%
Consumer Staples	4.1%
Energy	3.9%
Information Technology	3.2%
Health Care	2.5%
Utilities	2.5%
Real Estate	1.3%
[31]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Continental Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Continental Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.41%1,2,[3]
[32],[33],[34]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[32],[33],[34]
Net Assets	$ 120,786,967
Holdings Count | $ / shares	1,174
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$120,786,967
Number of Holdings	1,174
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BAWAG Group AG	1.2%
PSP Swiss Property AG	0.9%
Swiss Prime Site AG	0.9%
Rexel SA	0.8%
Helvetia Baloise Holding AG	0.8%
Ackermans & van Haaren NV	0.8%
Orion OYJ B	0.7%
Belimo Holding AG	0.7%
Ringkjoebing Landbobank AS	0.7%
Gaztransport Et Technigaz SA	0.7%

Top Countries (% of Total Investments) †
Switzerland	19.2%
Germany	15.8%
France	13.1%
Italy	9.1%
Sweden	6.0%
Denmark	6.0%
Finland	5.9%
Spain	5.7%
Netherlands	5.2%
Austria	4.1%
[35]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Asia Pacific Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Asia Pacific Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.41%1,2,[3]
[36],[37],[38]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[36],[37],[38]
Net Assets	$ 193,874,039
Holdings Count | $ / shares	661
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$193,874,039
Number of Holdings	661
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASMPT Ltd.	1.7%
Dyno Nobel Ltd.	1.3%
Regis Resources Ltd.	1.3%
Downer EDI Ltd.	1.2%
Paladin Energy Ltd.	1.1%
Vault Minerals Ltd.	1.1%
Seatrium Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
Cleanaway Waste Management Ltd.	1.1%
Bank of Queensland Ltd.	1.0%

Top Countries (% of Total Investments) †
Australia	64.1%
Hong Kong	18.9%
Singapore	14.6%
New Zealand	2.4%
[39]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%[1]
[40]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[40]
Net Assets	$ 15,775,889,320
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	11.00%	[41]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$15,775,889,320
Number of Holdings	6
Portfolio Turnover Rate	11%*
[41]
Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
The Continental Small Company Series	41.5%
The Japanese Small Company Series	22.6%
The Canadian Small Company Series	14.9%
The United Kingdom Small Company Series	11.1%
The Asia Pacific Small Company Series	9.9%
[42]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DFFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.29%1,[2]
[43],[44]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[43],[44]
Net Assets	$ 15,833,819,238
Holdings Count | $ / shares	1,183
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$15,833,819,238
Number of Holdings	1,183
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Permian Resources Corp. A	0.9%
WESCO International, Inc.	0.8%
Amkor Technology, Inc.	0.8%
CF Industries Holdings, Inc.	0.8%
TD SYNNEX Corp.	0.7%
Ovintiv, Inc.	0.7%
Viatris, Inc.	0.7%
APA Corp.	0.7%
Akamai Technologies, Inc.	0.7%
Toll Brothers, Inc.	0.7%

Sector Allocation (% of Total Investments) †
Financials	28.0%
Industrials	17.1%
Consumer Discretionary	13.2%
Energy	11.6%
Information Technology	8.0%
Materials	6.9%
Consumer Staples	6.3%
Health Care	5.9%
Communication Services	1.8%
Real Estate	0.8%
Utilities	0.4%
[45]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%1,[2]
[46],[47]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[46],[47]
Net Assets	$ 18,923,798,109
Holdings Count | $ / shares	2,053
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$18,923,798,109
Number of Holdings	2,053
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
IES Holdings, Inc.	0.6%
TTM Technologies, Inc.	0.5%
Powell Industries, Inc.	0.4%
Sterling Infrastructure, Inc.	0.4%
Sanmina Corp.	0.3%
Advanced Energy Industries, Inc.	0.3%
Argan, Inc.	0.3%
Element Solutions, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Amkor Technology, Inc.	0.3%

Sector Allocation (% of Total Investments) †
Industrials	21.6%
Financials	20.6%
Consumer Discretionary	13.2%
Information Technology	12.7%
Health Care	10.3%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.8%
Utilities	2.9%
Communication Services	2.5%
Real Estate	0.7%
[48]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%[1]
[49]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[49]
Net Assets	$ 37,832,959,957
Holdings Count | $ / shares	7,634
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$37,832,959,957
Number of Holdings	7,634
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	7.4%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US)	2.3%
Tencent Holdings Ltd.	1.8%
Alibaba Group Holding Ltd.	1.0%
Petroleo Brasileiro SA - Petrobras	0.6%
MediaTek, Inc.	0.6%
China Construction Bank Corp. H	0.6%
Ping An Insurance Group Co. of China Ltd. H	0.5%

Top Countries (% of Total Investments) †
Taiwan	24.4%
China	23.2%
South Korea	17.0%
India	13.9%
Brazil	3.9%
South Africa	3.1%
Saudi Arabia	2.6%
Mexico	2.1%
Malaysia	1.3%
United Arab Emirates	1.3%
[50]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 1 Portfolio
Class Name	Institutional
Trading Symbol	DFEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Core Equity 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.15%[1]
[51]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[51]
Net Assets	$ 40,194,060,995
Holdings Count | $ / shares	2,352
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$40,194,060,995
Number of Holdings	2,352
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.0%
Apple, Inc.	5.1%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.0%
Alphabet, Inc. A	2.5%
Alphabet, Inc. C	2.2%
Broadcom, Inc.	1.8%
Meta Platforms, Inc. A	1.7%
JPMorgan Chase & Co.	1.6%
Exxon Mobil Corp.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	28.4%
Financials	15.0%
Industrials	13.0%
Consumer Discretionary	9.9%
Communication Services	9.1%
Health Care	8.1%
Energy	5.5%
Consumer Staples	5.3%
Materials	3.0%
Utilities	2.5%
Real Estate	0.2%
[52]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[53],[54]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[53],[54]
Net Assets	$ 37,750,198,154
Holdings Count | $ / shares	2,439
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$37,750,198,154
Number of Holdings	2,439
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	5.9%
Apple, Inc.	4.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.3%
Alphabet, Inc. A	2.0%
Meta Platforms, Inc. A	2.0%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc. C	1.4%
Broadcom, Inc.	1.3%
Exxon Mobil Corp.	1.3%

Sector Allocation (% of Total Investments) †
Information Technology	27.5%
Financials	16.2%
Industrials	14.2%
Consumer Discretionary	9.0%
Health Care	8.2%
Communication Services	7.8%
Energy	6.2%
Consumer Staples	5.3%
Materials	3.3%
Utilities	2.0%
Real Estate	0.3%
[55]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.60%1,2,[3]
[56],[57],[58]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[56],[57],[58]
Net Assets	$ 3,873,715,930
Holdings Count | $ / shares	4,711
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$3,873,715,930
Number of Holdings	4,711
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Macronix International Co. Ltd.	0.6%
3SBio, Inc.	0.4%
Grupa Kety SA	0.4%
Kingboard Laminates Holdings Ltd.	0.4%
China Gold International Resources Corp. Ltd.	0.4%
GDS Holdings Ltd. A	0.4%
Industrias CH SAB de CV	0.4%
Li Ning Co. Ltd.	0.4%
Harmony Gold Mining Co. Ltd.	0.4%
ADATA Technology Co. Ltd.	0.3%

Top Countries (% of Total Investments) †
China	26.8%
Taiwan	21.0%
India	16.2%
South Korea	12.9%
Brazil	3.5%
South Africa	2.9%
Mexico	2.9%
Saudi Arabia	2.3%
Poland	1.8%
Malaysia	1.4%
[59]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[60]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[60]
Net Assets	$ 5,315,596,966
Holdings Count | $ / shares	1,997
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,315,596,966
Number of Holdings	1,997
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	4.8%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. A	1.9%
Alphabet, Inc. A	1.8%
Alphabet, Inc. C	1.2%
JPMorgan Chase & Co.	0.8%
Exxon Mobil Corp.	0.7%
Eli Lilly & Co.	0.7%

Sector Allocation (% of Total Investments) †
Information Technology	23.0%
Financials	18.4%
Industrials	15.0%
Consumer Discretionary	10.8%
Health Care	7.9%
Communication Services	7.7%
Energy	7.2%
Consumer Staples	4.8%
Materials	4.4%
Utilities	0.5%
Real Estate	0.3%
[61]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[62]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[62]
Net Assets	$ 41,862,364,165
Holdings Count | $ / shares	4,831
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$41,862,364,165
Number of Holdings	4,831
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TotalEnergies SE	0.9%
Shell PLC	0.8%
Novartis AG	0.8%
ASML Holding NV	0.6%
Roche Holding AG	0.6%
Toyota Motor Corp.	0.6%
Royal Bank of Canada	0.5%
HSBC Holdings PLC	0.5%
SoftBank Group Corp.	0.5%
Nestle SA	0.5%

Top Countries (% of Total Investments) †
Japan	22.5%
Canada	12.3%
United Kingdom	11.6%
Switzerland	7.5%
Germany	7.4%
France	7.4%
Australia	5.9%
Italy	3.6%
Netherlands	3.6%
Spain	3.1%
[63]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Large Cap International Portfolio
Class Name	Institutional
Trading Symbol	DFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap International Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[64]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[64]
Net Assets	$ 8,027,374,096
Holdings Count | $ / shares	1,144
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$8,027,374,096
Number of Holdings	1,144
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	1.3%
Roche Holding AG	1.2%
Shell PLC	1.2%
TotalEnergies SE	1.0%
Nestle SA	1.0%
Toyota Motor Corp.	0.7%
SoftBank Group Corp.	0.7%
Novartis AG	0.6%
Banco Santander SA	0.6%
BHP Group Ltd.	0.6%

Top Countries (% of Total Investments) †
Japan	22.1%
United Kingdom	12.8%
Canada	11.7%
France	8.3%
Switzerland	7.7%
Germany	7.6%
Australia	6.4%
Netherlands	4.3%
Spain	3.1%
Italy	2.8%
[65]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.31%[1]
[66]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[66]
Net Assets	$ 18,729,517,924
Holdings Count | $ / shares	1,037
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$18,729,517,924
Number of Holdings	1,037
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BorgWarner, Inc.	0.9%
HF Sinclair Corp.	0.9%
Elanco Animal Health, Inc.	0.8%
Ovintiv, Inc.	0.8%
APA Corp.	0.8%
Avnet, Inc.	0.8%
Invesco Ltd.	0.7%
Knight-Swift Transportation Holdings, Inc.	0.7%
Webster Financial Corp.	0.7%
Arrow Electronics, Inc.	0.7%

Sector Allocation (% of Total Investments) †
Financials	27.4%
Industrials	15.5%
Consumer Discretionary	14.1%
Energy	13.4%
Information Technology	7.2%
Health Care	6.6%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	2.7%
Real Estate	0.7%
Utilities	0.6%
[67]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.22%1,2,[3]
[68],[69],[70]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[68],[69],[70]
Net Assets	$ 24,614,050,132
Holdings Count | $ / shares	316
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$24,614,050,132
Number of Holdings	316
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Micron Technology, Inc.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. B	1.8%
Goldman Sachs Group, Inc.	1.3%
UnitedHealth Group, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.3%
Energy	14.0%
Health Care	13.5%
Information Technology	12.9%
Consumer Discretionary	7.3%
Materials	6.5%
Communication Services	4.8%
Consumer Staples	4.1%
Real Estate	0.4%
[71]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%[1]
[72]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[72]
Net Assets	$ 3,281,516,185
Holdings Count | $ / shares	323
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$3,281,516,185
Number of Holdings	323
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Goodman Group	9.1%
Unibail-Rodamco-Westfield	3.0%
Scentre Group	2.9%
Link REIT	2.7%
Segro PLC	2.6%
CapitaLand Integrated Commercial Trust	2.4%
Klepierre SA	1.7%
CapitaLand Ascendas REIT	1.6%
Stockland	1.5%
Vicinity Ltd.	1.5%

Top Countries (% of Total Investments) †
Australia	23.8%
Japan	19.9%
United Kingdom	12.5%
Singapore	11.1%
France	7.3%
Canada	4.4%
Belgium	3.5%
Mexico	3.4%
Hong Kong	3.3%
South Africa	2.9%
[73]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.22%1,[2]
[74],[75]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[74],[75]
Net Assets	$ 7,622,239,310
Holdings Count | $ / shares	130
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,622,239,310
Number of Holdings	130
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA International Real Estate Securities Portfolio	26.4%
Welltower, Inc.	7.3%
Prologis, Inc.	6.7%
Equinix, Inc.	5.4%
American Tower Corp.	4.3%
Digital Realty Trust, Inc.	3.5%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.0%
Public Storage	2.4%
Ventas, Inc.	2.1%
[76]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.29%[1]
[77]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[77]
Net Assets	$ 4,349,026,614
Holdings Count | $ / shares	3,784
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,349,026,614
Number of Holdings	3,784
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TotalEnergies SE	0.8%
ASML Holding NV	0.8%
Fujikura Ltd.	0.7%
BHP Group Ltd.	0.7%
Orange SA	0.6%
Novartis AG	0.6%
Engie SA	0.6%
Deutsche Telekom AG	0.5%
Roche Holding AG	0.5%
BASF SE	0.5%

Top Countries (% of Total Investments) †
Japan	24.2%
Canada	11.7%
United Kingdom	9.9%
Germany	8.4%
Switzerland	7.2%
France	6.8%
Australia	6.2%
Netherlands	3.4%
Italy	3.2%
Spain	3.1%
[78]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Value Portfolio
Class Name	Institutional
Trading Symbol	DFWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World ex U.S. Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.36%1,[2]
[79],[80]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%	[79],[80]
Net Assets	$ 599,663,263
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	3.00%	[81]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$599,663,263
Number of Holdings	3
Portfolio Turnover Rate	3%*
[81]
Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
The DFA International Value Series	56.9%
Dimensional Emerging Markets Value Fund	34.6%
DFA International Small Cap Value Portfolio	8.5%
[82]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Commodity Strategy Portfolio
Class Name	Institutional
Trading Symbol	DCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Commodity Strategy Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.32%1,[2]
[83],[84]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.32%	[83],[84]
Net Assets	$ 1,411,569,732
Holdings Count | $ / shares	241
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,411,569,732
Number of Holdings	241
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
U.S. Treasury Bills 3.586% due 10/29/26	3.5%
U.S. Treasury Bills 3.660% due 09/03/26	2.7%
U.S. Treasury Bills 3.704% due 05/14/26	2.7%
U.S. Treasury Bills 3.645% due 07/16/26	2.6%
New Zealand Government Bonds (New Zealand) 0.250% due 05/15/28	2.3%
New Zealand Local Government Funding Agency Bonds (New Zealand) 2.250% due 05/15/28	2.2%
Australia & New Zealand Banking Group Ltd. (Australia) 4.339% due 07/16/27(1 day USD SOFR + 1.360%)	2.0%
Inter-American Development Bank (Supranational Organization Obligations) 4.001% due 10/04/27(1 day USD SOFR Index + 0.350%)	1.9%
DBS Group Holdings Ltd. (Singapore)4.256% due 03/21/28 (1 day USD SOFR + 0.600%)	1.7%
National Australia Bank Ltd. (Australia)4.278% due 06/11/27 (1 day USD SOFR + 0.620%)	1.5%

Security Type (% of Total Investments) †
Bonds	77.5%
U.S. Treasury Obligations	11.9%
Commercial Paper	10.4%
Agency Obligations	0.2%
[85]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%1,[2]
[86],[87]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[86],[87]
Net Assets	$ 1,287,222,417
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,287,222,417
Number of Holdings	3
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	61.5%
International Core Equity 2 Portfolio	25.6%
Emerging Markets Core Equity 2 Portfolio	12.9%
[88]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Selectively Hedged Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DSHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Selectively Hedged Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.30%1,[2]
[89],[90]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[89],[90]
Net Assets	$ 366,203,413
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$366,203,413
Number of Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 2 Portfolio	56.5%
International Core Equity 2 Portfolio	24.0%
Emerging Markets Core Equity 2 Portfolio	19.5%
[91]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DWUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World ex U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.47%[1]
[92]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[92]
Net Assets	$ 904,717,207
Holdings Count | $ / shares	4,956
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$904,717,207
Number of Holdings	4,956
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BPER Banca SpA	0.8%
Helvetia Baloise Holding AG	0.7%
Bank of Ireland Group PLC	0.7%
Banco de Sabadell SA	0.7%
Banco BPM SpA	0.6%
Centrica PLC	0.5%
NN Group NV	0.5%
AIB Group PLC	0.5%
Sandoz Group AG	0.5%
ABN AMRO Bank NV	0.4%

Top Countries (% of Total Investments) †
Japan	16.1%
China	8.8%
Canada	8.4%
United Kingdom	7.7%
Taiwan	6.3%
Switzerland	5.3%
India	4.9%
South Korea	4.6%
Australia	4.0%
Italy	3.9%
[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World ex U.S. Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%[1]
[94]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[94]
Net Assets	$ 5,364,006,703
Holdings Count | $ / shares	10,890
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,364,006,703
Number of Holdings	10,890
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1.5%
Samsung Electronics Co. Ltd.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US)	0.8%
SK Hynix, Inc.	0.7%
ASML Holding NV	0.6%
TotalEnergies SE	0.6%
Tencent Holdings Ltd.	0.5%
Shell PLC	0.5%
Roche Holding AG	0.4%
Nestle SA	0.4%

Top Countries (% of Total Investments) †
Japan	14.7%
Canada	8.6%
Taiwan	8.0%
China	8.0%
United Kingdom	7.4%
South Korea	5.9%
Germany	5.0%
Switzerland	5.0%
France	4.9%
India	4.5%
[95]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Equity Portfolio
Class Name	Institutional
Trading Symbol	DUSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.13%[1]
[96]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[96]
Net Assets	$ 2,567,186,242
Holdings Count | $ / shares	537
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,567,186,242
Number of Holdings	537
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.4%
Alphabet, Inc. A	2.8%
Alphabet, Inc. C	2.7%
Meta Platforms, Inc. A	2.4%
Broadcom, Inc.	2.2%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	32.5%
Financials	11.7%
Industrials	10.4%
Communication Services	10.2%
Consumer Discretionary	10.2%
Health Care	8.6%
Consumer Staples	5.5%
Energy	5.0%
Utilities	3.3%
Materials	2.5%
Real Estate	0.1%
[97]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Small Company Portfolio
Class Name	Institutional
Trading Symbol	DGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.42%1,[2]
[98],[99]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[98],[99]
Net Assets	$ 149,762,241
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%	[100]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$149,762,241
Number of Holdings	7
Portfolio Turnover Rate	6%*
[100]
Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Small Cap Portfolio	61.7%
The Emerging Markets Small Cap Series	12.7%
The Continental Small Company Series	10.7%
The Japanese Small Company Series	5.7%
The Canadian Small Company Series	3.8%
The United Kingdom Small Company Series	2.7%
The Asia Pacific Small Company Series	2.6%
[101]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DURPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,[2]
[102],[103]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[102],[103]
Net Assets	$ 6,097,874,808
Holdings Count | $ / shares	147
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$6,097,874,808
Number of Holdings	147
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.6%
Apple, Inc.	6.2%
Meta Platforms, Inc. A	4.4%
Eli Lilly & Co.	4.3%
Microsoft Corp.	4.0%
Visa, Inc. A	3.9%
Caterpillar, Inc.	2.9%
Costco Wholesale Corp.	2.4%
Mastercard, Inc. A	2.1%
Home Depot, Inc.	2.0%

Sector Allocation (% of Total Investments) †
Information Technology	32.2%
Industrials	16.6%
Health Care	13.1%
Consumer Discretionary	10.0%
Financials	8.9%
Consumer Staples	7.9%
Communication Services	6.7%
Energy	2.9%
Utilities	1.0%
Materials	0.7%
[104]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DIHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%1,[2]
[105],[106]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[105],[106]
Net Assets	$ 1,777,381,816
Holdings Count | $ / shares	424
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,777,381,816
Number of Holdings	424
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Roche Holding AG	3.6%
Nestle SA	2.1%
ASML Holding NV	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Sony Group Corp.	1.7%
GSK PLC	1.6%
BHP Group Ltd.	1.4%
Advantest Corp.	1.4%
Tokyo Electron Ltd.	1.3%
AstraZeneca PLC	1.2%

Top Countries (% of Total Investments) †
Japan	22.8%
United Kingdom	12.9%
Canada	10.7%
Switzerland	8.9%
France	8.4%
Germany	7.4%
Australia	7.0%
Netherlands	4.0%
Sweden	3.5%
Spain	2.8%
[107]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.58%1,[2]
[108],[109]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[108],[109]
Net Assets	$ 335,433,812
Holdings Count | $ / shares	3,023
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$335,433,812
Number of Holdings	3,023
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Geely Automobile Holdings Ltd.	0.9%
Wuxi Biologics Cayman, Inc.	0.9%
Unimicron Technology Corp.	0.7%
China Resources Land Ltd.	0.6%
Samsung Electro-Mechanics Co. Ltd.	0.6%
TS Financial Holding Co. Ltd.	0.6%
China Hongqiao Group Ltd.	0.6%
JD.com, Inc. A	0.5%
Cemex SAB de CV	0.5%
Zhen Ding Technology Holding Ltd.	0.5%

Top Countries (% of Total Investments) †
China	28.6%
Taiwan	20.5%
India	15.0%
South Korea	14.5%
Brazil	3.2%
South Africa	2.7%
Mexico	2.5%
Saudi Arabia	2.2%
Malaysia	1.7%
United Arab Emirates	1.5%
[110]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets ex China Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.43%1,[2]
[111],[112]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%	[111],[112]
Net Assets	$ 1,150,128,762
Holdings Count | $ / shares	3,825
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,150,128,762
Number of Holdings	3,825
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK Hynix, Inc.	5.1%
Samsung Electronics Co. Ltd. (005930 KS)	4.8%
Samsung Electronics Co. Ltd. (SMSN LI)	1.4%
MediaTek, Inc.	0.8%
Unimicron Technology Corp.	0.5%
Petroleo Brasileiro SA - Petrobras	0.5%
Hyundai Motor Co.	0.5%
ASE Technology Holding Co. Ltd.	0.5%
Delta Electronics, Inc.	0.4%

Top Countries (% of Total Investments) †
Taiwan	32.9%
South Korea	23.9%
India	15.0%
Brazil	4.8%
South Africa	4.1%
Saudi Arabia	2.8%
Mexico	2.3%
United Arab Emirates	2.0%
Malaysia	1.8%
Poland	1.7%
[113]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[2]
2	Annualized

[3]
†	Excludes money market funds and collateral for loaned securities, if any.

[4]
1	Commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[5]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[6]
3	Annualized

[7]
†	Excludes money market funds and collateral for loaned securities, if any.

[8]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[9]
2	Annualized

[10]
†	Excludes money market funds and collateral for loaned securities, if any.

[11]
1	Annualized

[12]
†	Excludes money market funds and collateral for loaned securities, if any.

[13]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[14]
2	Annualized

[15]
†	Excludes money market funds and collateral for loaned securities, if any.

[16]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[17]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[18]
3	Annualized

[19]
†	Excludes money market funds, if any.

[20]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[21]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[22]
3	Annualized

[23]
†	Excludes money market funds, if any.

[24]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[25]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[26]
3	Annualized

[27]
†	Excludes money market funds, if any.

[28]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[29]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[30]
3	Annualized

[31]
†	Excludes money market funds, if any.

[32]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[33]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[34]
3	Annualized

[35]
†	Excludes money market funds, if any.

[36]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[37]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[38]
3	Annualized

[39]
†	Excludes money market funds, if any.

[40]
1	Annualized

[41]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[42]
†	Excludes money market funds, if any.

[43]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[44]
2	Annualized

[45]
†	Excludes money market funds and collateral for loaned securities, if any.

[46]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[47]
2	Annualized

[48]
†	Excludes money market funds and collateral for loaned securities, if any.

[49]
1	Annualized

[50]
†	Excludes money market funds and collateral for loaned securities, if any.

[51]
1	Annualized

[52]
†	Excludes money market funds and collateral for loaned securities, if any.

[53]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[54]
2	Annualized

[55]
†	Excludes money market funds and collateral for loaned securities, if any.

[56]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[57]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[58]
3	Annualized

[59]
†	Excludes money market funds, if any.

[60]
1	Annualized

[61]
†	Excludes money market funds and collateral for loaned securities, if any.

[62]
1	Annualized

[63]
†	Excludes money market funds and collateral for loaned securities, if any.

[64]
1	Annualized

[65]
†	Excludes money market funds and collateral for loaned securities, if any.

[66]
1	Annualized

[67]
†	Excludes money market funds and collateral for loaned securities, if any.

[68]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[69]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[70]
3	Annualized

[71]
†	Excludes money market funds, if any.

[72]
1	Annualized

[73]
†	Excludes money market funds and collateral for loaned securities, if any.

[74]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[75]
2	Annualized

[76]
†	Excludes money market funds and collateral for loaned securities, if any.

[77]
1	Annualized

[78]
†	Excludes money market funds and collateral for loaned securities, if any.

[79]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[80]
2	Annualized

[81]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[82]
†	Excludes money market funds, if any.

[83]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[84]
2	Annualized

[85]
†	Excludes money market funds and collateral for loaned securities, if any.

[86]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[87]
2	Annualized

[88]
†	Excludes money market funds, if any.

[89]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[90]
2	Annualized

[91]
†	Excludes money market funds, if any.

[92]
1	Annualized

[93]
†	Excludes money market funds and collateral for loaned securities, if any.

[94]
1	Annualized

[95]
†	Excludes money market funds and collateral for loaned securities, if any.

[96]
1	Annualized

[97]
†	Excludes money market funds and collateral for loaned securities, if any.

[98]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[99]
2	Annualized

[100]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[101]
†	Excludes money market funds, if any.

[102]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[103]
2	Annualized

[104]
†	Excludes money market funds and collateral for loaned securities, if any.

[105]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[106]
2	Annualized

[107]
†	Excludes money market funds and collateral for loaned securities, if any.

[108]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[109]
2	Annualized

[110]
†	Excludes money market funds and collateral for loaned securities, if any.

[111]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[112]
2	Annualized

[113]
†	Excludes money market funds and collateral for loaned securities, if any.